UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07660

Name of Fund: The Massachusetts Health & Education Tax-Exempt Trust (MHE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, The
Massachusetts Health & Education Tax-Exempt Trust, 55 East 52nd Street, New York, NY
10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 05/31/2010

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2010 (Unaudited)

The Massachusetts Health & Education Tax-Exempt Trust (MHE)

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Massachusetts — 144.4%
Corporate — 4.7%
Massachusetts Development Finance
Agency, RB, Ogden Haverhill Project,
Series A, AMT, 6.70%, 12/01/14	$ 410 $	414,453
Massachusetts Health & Educational
Facilities Authority, RB, Cape Cod
Healthcare Obligor (AGC), 5.00%,
11/15/31	1,000	1,002,970
1,417,423
Education — 86.6%
Massachusetts Development Finance
Agency, ERB, Belmont Hill School,
5.00%, 9/01/11 (a)	1,100	1,171,863
Massachusetts Development Finance
Agency, RB:
Boston University, Series T-1
(AMBAC), 5.00%, 10/01/39	1,000	1,005,050
College Issue, Series B (Syncora),
5.25%, 7/01/33	860	872,186
College of Pharmacy & Allied
Health, Series D (AGC), 5.00%,
7/01/27	500	522,340
Educational Facilities, Academy of
the Pacific Rim, Series A (ACA),
5.13%, 6/01/31	1,000	761,100
Smith College, 5.00%, 7/01/35	2,000	2,044,980
WGBH Educational Foundation,
Series A (AMBAC), 5.75%, 1/01/42	1,100	1,222,738
Wheeler School Issue, 6.50%,
12/01/29	540	542,452
Massachusetts Development Finance
Agency, Refunding RB:
Boston University, Series P, 5.45%,
5/15/59	1,500	1,582,395
Clark University (Syncora), 5.13%,
10/01/35	500	509,430
Western New England, Series A,
(AGC), 5.00%, 9/01/33	250	252,860
Wheelock College, Series C, 5.25%,
10/01/37	1,000	937,950
Williston Northampton School
Project (Syncora), 5.00%, 10/01/25	500	495,740
Worcester Polytechnic Institute
(NPFGC), 5.00%, 9/01/27	1,985	2,074,504

	Par
Municipal Bonds	(000)	Value
Massachusetts (continued)
Education (concluded)
Massachusetts Health & Educational
Facilities Authority, RB:
Harvard University, Series B, 5.00%,
10/01/38	$ 400 $	424,424
Harvard University, Series FF,
5.13%, 7/15/37	850	869,184
Northeastern University, Series R,
5.00%, 10/01/33	225	228,668
Simmons College, Series F (FGIC),
5.00%, 10/01/13 (a)	1,000	1,127,600
Springfield College, 5.63%,
10/15/40	500	515,210
Tufts University, 5.38%, 8/15/38	1,000	1,085,190
University of Massachusetts,
Series C (NPFGC), 5.13%,
10/01/34	230	231,621
Massachusetts Health & Educational
Facilities Authority, Refunding RB:
Berklee College of Music, Series A,
5.00%, 10/01/37	1,000	1,006,650
Boston College, Series N, 5.13%,
6/01/37	1,000	1,047,340
Harvard University, Series A, 5.50%,
11/15/36	100	113,858
Tufts University, Series M, 5.50%,
2/15/27	1,000	1,196,440
Wellesley College, 5.00%, 7/01/33	1,500	1,543,155
Massachusetts Health & Educational
Facilities Authority, Wheaton College,
Series D, 6.00%, 1/01/18	950	950,076
Massachusetts State College Building
Authority, RB, Series A (AMBAC),
5.00%, 5/01/31	1,000	1,039,950
Massachusetts State College Building
Authority, Refunding RB, Series B
(Syncora), 5.50%, 5/01/39	825	933,017
26,307,971
Health — 45.4%
Massachusetts Development Finance
Agency, RB:
First Mortgage, Edgecombe Project,
Series A, 6.75%, 7/01/21	855	870,142
First Mortgage, Overlook
Communities, Series A, 6.13%,
7/01/24	850	754,171
Seven Hills Foundation & Affiliates
(Radian), 5.00%, 9/01/35	500	416,115

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.	FGIC	Financial Guaranty Insurance Co.
AGC	Assured Guaranty Corp.	GO	General Obligation Bonds
AGM	Assured Guaranty Municipal Corp.	HFA	Housing Finance Agency
AMBAC	American Municipal Bond Assurance Corp.	HRB	Housing Revenue Bonds
AMT	Alternative Minimum Tax (subject to)	NPFGC	National Public Finance Guarantee Corp.
BHAC	Berkshire Hathaway Assurance Corp.	RB	Revenue Bonds
ERB	Education Revenue Bonds	VRDN	Variable Rate Demand Notes

THE MASSACHUSETTS HEALTH & EDUCATION TAX-EXEMPT TRUST

MAY 31, 2010

Schedule of Investments (continued)

The Massachusetts Health & Education Tax-Exempt Trust (MHE)

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Massachusetts (continued)
Health (concluded)
Massachusetts Development Finance
Agency, Refunding RB:
Carleton-Willard Village, 5.63%,
12/01/30	$ 500 $	501,605
First Mortgage, Brookhaven,
Series A (Radian), 5.00%, 3/01/35	1,250	1,059,900
Massachusetts Health & Educational
Facilities Authority, RB:
Baystate Medical Center, Series F,
5.75%, 7/01/33	1,000	1,011,900
Berkshire Health System, Series E,
6.25%, 10/01/31	350	354,371
Berkshire Health System, Series F
(AGC), 5.00%, 10/01/19	1,000	1,042,970
Children's Hospital, Series M,
5.25%, 12/01/39	600	623,202
Children's Hospital, Series M,
5.50%, 12/01/39	500	528,815
Lahey Clinic Medical Center,
Series D, 5.25%, 8/15/37	1,000	1,001,110
Milford-Whitinsville Hospital,
Series D, 6.35%, 7/15/12 (a)	750	845,040
Southcoast Health Obligation,
Series D, 5.00%, 7/01/39	500	489,470
Massachusetts Health & Educational
Facilities Authority, Refunding RB:
Caregroup, Series E-1, 5.00%,
7/01/28	500	490,065
Christopher House, Series A,
6.88%, 1/01/29	470	461,507
Healthcare System, Covenant,
6.00%, 1/01/12 (a)	170	186,060
Healthcare System, Covenant,
6.00%, 1/01/12 (a)	85	93,030
Healthcare System, Covenant,
6.00%, 7/01/22	630	649,511
Healthcare System, Covenant,
6.00%, 7/01/31	315	321,010
Partners Healthcare System,
Series B, 5.25%, 7/01/29	1,000	1,007,750
Valley Regional Health System,
Series C (AMBAC), 5.75%, 7/01/18	395	392,962
Massachusetts Industrial Finance
Agency, RB, Age Institute of
Massachusetts Project, 8.05%,
11/01/25	675	675,648
13,776,354
Housing — 4.6%
Massachusetts HFA, Refunding HRB,
Series F, AMT, 5.70%, 6/01/40	980	999,169
Massachusetts HFA, Refunding RB,
Series 132, AMT, 5.38%, 12/01/27	400	413,068
		1,412,237

	Par
Municipal Bonds	(000)	Value
Massachusetts (concluded)
State — 3.1%
Massachusetts Development Finance
Agency, ERB, Middlesex School
Project, 5.00%, 9/01/33	$ 400	$ 404,764
Massachusetts State College Building
Authority, RB, Series A, 5.50%,
5/01/39	500	541,370
946,134
Total Municipal Bonds in Massachusetts		43,860,119
Puerto Rico — 10.7%
State — 5.4%
Commonwealth of Puerto Rico, GO,
Refunding, Public Improvement,
Series A-4 (AGM), 5.00%, 7/01/31	575	584,913
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A, 5.75%,
8/01/37	1,000	1,063,650
1,648,563
Utilities — 5.3%
Puerto Rico Electric Power Authority, RB,
Series WW, 5.50%, 7/01/38	1,000	1,024,870
Puerto Rico Electric Power Authority,
Refunding RB, Series VV (BHAC),
5.25%, 7/01/25	500	563,010
1,587,880
Total Municipal Bonds in Puerto Rico 3,236,443
Total Municipal Bonds – 155.1% 47,096,562
Municipal Bonds Transferred to Tender
Option Bond Trusts (b)
Massachusetts — 6.9%
State — 6.9%
Massachusetts School Building
Authority, RB, Series A (AGM), 5.00%,
8/15/30 2,010 2,109,974
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 6.9% 2,109,974
Total Long-Term Investments
(Cost – $48,369,411) – 162.0% 49,206,536
Short-Term Securities
Massachusetts — 1.0%
Massachusetts Health & Educational
Facilities Authority, Refunding RB,
VRDN, Partners Healthcare System,
Series D-1, 0.18%, 6/01/10 (c)	300	300,000

THE MASSACHUSETTS HEALTH & EDUCATION TAX-EXEMPT TRUST

MAY 31, 2010

Schedule of Investments (concluded)

The Massachusetts Health & Education Tax-Exempt Trust (MHE)

(Percentages shown are based on Net Assets)

Short-Term Securities Shares Value
Money Market Fund — 0.4%
CMA Massachusetts Municipal Money
Fund, 0.00% (d)(e) 119,850 $ 119,850
Total Short-Term Securities
(Cost – $419,850) – 1.4% 419,850
Total Investments
(Cost – $48,789,261*) – 163.4%	49,626,386
Other Assets Less Liabilities – 1.9%	587,246
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (4.4)%	(1,340,570)
Preferred Shares, at Redemption Value – (60.9)%	(18,501,255)
Net Assets Applicable to Common Shares – 100.0%	$ 30,371,807

* The cost and unrealized appreciation (depreciation) of investments as of

May 31, 2010, as computed for federal income tax purposes, were as

Aggregate follows: cost	$ 47,461,011
Gross unrealized appreciation	$ 1,605,923
Gross unrealized depreciation	(780,143)
Net unrealized appreciation	$ 825,780

(a) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(c) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d) Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares Held		Shares Held
	at		at
	August 31,	Net	May 31,
Affiliate	2009	Activity	2010	Income
CMA
Massachu-
setts
Municipal
Money
Fund	-	119,850	119,850	-

(e) Represents the current yield as of report date.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Trust's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of May 31, 2010 in determining the fair valuation of the Trust's investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term
Investments[1]	—	$ 49,206,536	—	$ 49,206,536
Short-Term
Securities	$ 119,850	300,000	—	419,850
Total	$ 119,850	$ 49,506,536	—	$ 49,626,386

1 See above Schedule of Investments for values in each sector.

THE MASSACHUSETTS HEALTH & EDUCATION TAX-EXEMPT TRUST

MAY 31, 2010

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Massachusetts Health & Education Tax-Exempt Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
The Massachusetts Health & Education Tax-Exempt Trust

Date: July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
The Massachusetts Health & Education Tax-Exempt Trust

Date: July 23, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The Massachusetts Health & Education Tax-Exempt Trust

Date: July 23, 2010